Investment Objectives and Goals	Aug. 20, 2025
T-REX 2X LONG GME DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG GME DAILY TARGET ETF
T-REX 2X LONG HOOD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG HOOD DAILY TARGET ETF
T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG DJT DAILY TARGET ETF
T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG RBLX DAILY TARGET ETF
T-REX 2X LONG ARM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ARM DAILY TARGET ETF
T-REX 2X LONG SNOW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SNOW DAILY TARGET ETF
T-REX 2X LONG APPLE DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG APPLE DAILY TARGET ETF
T-REX 2X LONG ALPHABET DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ALPHABET DAILY TARGET ETF
T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG MICROSOFT DAILY TARGET ETF